Disposal of Assets and other changes in organizational structure (Tables)	12 Months Ended
Dec. 31, 2017
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Summary of Gain Loss Accounted for Equity

	Basis Lot	Additional Lot	Total
% of disposed stake	25.00%	3.75%	28.75%
Number of shares	291,250,000	43,687,500	334,937,500
Offering price of common shares (in U.S. dollars)	4.50	4.50	4.50
Value of the offering	1,310	197	1,507
Book value of the disposed shares	(654)	(98)	(752)
Transaction costs	(31)	(5)	(36)

Gain accounted for in equity	625	94	719

Summary of Assets Classified as Held for Sale

The major classes of assets and liabilities classified as held for sale are shown in the following table:

	12.31.2017					12.31.2016
	E&P	Distribution	RT&M	Gas & Power	Total	Total
Assets classified as held for sale
Cash and Cash Equivalents	—	—	8	—	8	109
Trade receivables	—	—	117	—	117	205
Inventories	—	—	128	—	128	172
Investments	—	—	5	—	5	378
Property, plant and equipment	4,370	1	285	95	4,751	4,420
Others	—	—	309	—	309	444

Total	4,370	1	852	95	5,318	5,728

Liabilities on assets classified as held for sale
Trade Payables	29	—	73	—	102	135
Finance debt	—	—	—	—	—	14
Provision for decommissioning costs	170	—	—	—	170	52
Others	—	—	119	—	119	291

Total	199	—	192	—	391	492

Summary of Cash Flows Arising from Losing Control in Subsidiaries

The following table summarizes cash flows arising from losing control in subsidiaries:

	Cash received	Cash in subsidiary before losing control	Net Proceeds
NTS	2,481	(88)	2,393
Petrobras Chile Distribución	470	(104)	366

Total	2,951	(192)	2,759